Selling and distribution expenses - Summary of Selling and Distribution Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about selling and distribution expenses [Line Items]
Amortization of intangible assets	€ 3,691	€ 2,720
Depreciation of right-of-use assets	6,710	3,408	€ 1,805
Selling and distribution Expenses
Disclosure of detailed information about selling and distribution expenses [Line Items]
Employee benefits expenses	1,650	1,898	2,907
Amortization of intangible assets	231	0	0
Depreciation of right-of-use assets	148	92	153
Marketing and communication costs	478	421	478
Housing and facility costs	48	60	358
Travelling costs	32	1	23
Total	€ 2,587	€ 2,472	€ 3,919